Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Weighted average swap rate	0.39%	0.06%
Amounts recognised in OCI
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	£ (3)	£ 10
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	7	13
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	0	0
Fair value hedges | HSBC Group | Parent
Disclosure of detailed information about hedged items [line items]
Notional amount	6,755	6,312
Non-dynamic fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional amount	6,755	6,312
Interest rate | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	23,190	16,590
Carrying amount, liabilities	7,734	7,262
Accumulated fair value hedge adjustments included in carrying amount, assets	(196)	(1,141)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(524)	(828)
Change in fair value	380	(950)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	21	31
Interest rate | Fair value hedges | Amounts recognised in OCI
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	22,540	15,446
Accumulated fair value hedge adjustments included in carrying amount, assets	(179)	(1,095)
Change in fair value	672	(1,850)
Interest rate | Fair value hedges | Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	0
Accumulated fair value hedge adjustments included in carrying amount, assets	0	0
Change in fair value	0	0
Interest rate | Fair value hedges | Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	650	713
Accumulated fair value hedge adjustments included in carrying amount, assets	(17)	(31)
Change in fair value	19	(40)
Interest rate | Fair value hedges | Reverse Repos
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	431
Accumulated fair value hedge adjustments included in carrying amount, assets	0	(15)
Change in fair value	12	(14)
Interest rate | Fair value hedges | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	1,320	1,576
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(155)	(169)
Change in fair value	(51)	398
Interest rate | Fair value hedges | Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	6,414	5,686
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(369)	(659)
Change in fair value	£ (272)	£ 556